As filed with the Securities and Exchange Commission on April 27, 2001


                                                              File No. 333-88877
                                                              File No. 811-09625

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                           Pre-Effective Amendment No.                 [ ]


                          Post-Effective Amendment No. 1               [X]


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                  Amendment No. 2                      [X]


                     THE KELMOORE STRATEGY(R) VARIABLE TRUST
                    ----------------------------------------
               (Exact Name of Registrant as Specified on Charter)


          2471 E. Bayshore Road, Suite 501, Palo Alto, California 94303
          -------------------------------------------------------------
           (Address of Principal Executive Offices including Zip Code)

                                 (800) 486-3717
              (Registrant's Telephone Number, including Area Code)


                            Shawn K. Young, President
                     The Kelmoore Strategy(R) Variable Trust
                        2471 E. Bayshore Road, Suite 501
                           Palo Alto, California 94303
                     (Name and Address of Agent for Service)


                                   Copies to:

                             Kimberly J. Smith, Esq.
                           Sutherland Asbill & Brennan
                          1275 Pennsylvania Avenue, N.W
                            Washington, DC 20004-2415

         It is proposed that this filing will become effective (check appropriate box).


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                                   PROSPECTUS






                                              KELMOORE STRATEGY(R) VARIABLE FUND


                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND


                                                   -----------------------------





                                                                     MAY 1, 2001












This prospectus contains important information about the Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund which are available only through the purchase of a variable annuity contract or variable life insurance policy through a separate account of an insurance company. This prospectus should be accompanied by the prospectus for such contract. These prospectuses contain important information. Please read them before investing and keep them for future reference.





  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS




WHAT ARE THE FUNDS?........................................................4
--------------------------------------------------------------------------------

KELMOORE STRATEGY(R) VARIABLE FUND.........................................4
--------------------------------------------------------------------------------

                               What is the Fund's Primary Goal?
                               What is the Fund's Main Strategy?
                               What are the Fund's Main Risks?
                               Who may want to invest in the Fund?

KELMOORE STRATEGY(R) VARIABLE EAGLE FUND...................................6
--------------------------------------------------------------------------------

                               What is the Fund's Primary Goal?
                               What is the Fund's Main Strategy?
                               What are the Fund's Main Risks?
                               Who may want to invest in the Fund?

RISK/RETURN BAR CHARTS AND TABLES..........................................8
--------------------------------------------------------------------------------

MAIN STRATEGY..............................................................8
--------------------------------------------------------------------------------

MAIN RISKS.................................................................10
--------------------------------------------------------------------------------

SECONDARY STRATEGY.........................................................11
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS....................................................11
--------------------------------------------------------------------------------

                               Investment Adviser

                               Portfolio Manager

                               Brokerage Commissions

                               Distribution Plan


PURCHASE AND REDEMPTION OF SHARES.........................................12
--------------------------------------------------------------------------------

TRANSACTION POLICIES......................................................13
--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES........................................13
--------------------------------------------------------------------------------

SPECIAL INFORMATION ABOUT THE FUNDS.......................................14
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS......................................................15
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION....................................................16
--------------------------------------------------------------------------------


                               Shareholder Reports                    BACK COVER

                               Statement of Additional Information    BACK COVER

                                     SUMMARY

WHAT ARE THE FUNDS?

         The Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund (each a "Fund" And collectively the "Funds") are mutual funds that are available only through the purchase of a variable annuity contract or variable life insurance policy issued through a separate account of an insurance company. Before you invest, please read this prospectus along with the prospectus describing the variable annuity contract or variable life insurance policy ("Variable Contract"). Keep both prospectuses for future reference.


         Only insurance company separate accounts may purchase shares of the Funds. You may not invest directly in the Funds. You should read the Variable Contract prospectus for information about:

         *  Purchasing the Variable Contract

         *  The terms of the Variable Contract

         *  Expenses related to purchasing the Variable Contract


KELMOORE STRATEGY(R) VARIABLE FUND

WHAT IS THE KELMOORE STRATEGY(R) VARIABLE FUND'S PRIMARY GOAL?

         The Fund's primary goal is to maximize realized gains from writing covered options on common stocks. As with any mutual fund, there is no guarantee that a Fund will achieve its goal.

WHAT IS THE KELMOORE STRATEGY(R) VARIABLE FUND'S MAIN STRATEGY?

         The main strategy of the Kelmoore Strategy(R) Variable Fund is to purchase the common stocks of a limiteD number of large cap companies with market capitalizations in excess of $10 billion and strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Fund will consist primarily of large cap leaders in Financial Services, Consumer Goods, Manufacturing, Natural Resources and Technology.


         When the Fund purchases a stock, it simultaneously writes covered call options on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.


         To maximize options premiums generated, Kelmoore Investment Company, Inc. (the "Adviser") writes as many covered call options as it can on the stocks the Fund owns. The Adviser writes options of a duration and exercise price which provide the Fund with the highest expected return.

         The Fund will typically hold no more than forty common stocks, though this number may fluctuate at the discretion of the Adviser. The issuers of stocks selected for investment by the Fund will have a market capitalization in excess of $10 billion and will tend to have most of the following characteristics:


         *  considered to be industry leaders

         *  have strong financial fundamentals

         *  are widely-held and have a high daily trading volume

         *  are multi-national corporations

         *  have relatively stable prices and dividends

WHAT ARE THE KELMOORE STRATEGY(R) VARIABLE FUND'S MAIN RISKS?

         As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. If the net asset value of your shares declines below the price you paid in excess of distributions received, you will lose money. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:


         RISKS OF INVESTING IN STOCKS:

            * stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions

            * selection risk, or the risk that the stocks or sectors owned by the Fund will underperform the stock market as a whole or certain sectors of the stock market


            *  risk of reduction in the amount of dividends a stock pays

            * financial services industry risks, including the risk that government regulation, the cost of capital funds, changes in interest rates and price competition will reduce the value of an issuer's stock

            * consumer goods industry risks, including the risk that the performance of the overall economy, interest rates, competition, consumer confidence and spending and changes in demographics and consumer tastes will reduce the value of an issuer's stock

            * manufacturing industry risks, including the risk that economic cycles, technical obsolescence, labor relations and government regulations will reduce the value of an issuer's stock

            * natural resources industry risks, including the risk that international political and economic developments, energy conservation, the success of exploration projects and tax and other government regulations will reduce the value of an issuer's stock

            * technology industry risks, including the risk that new products, systems or information will be developed and introduced to the marketplace substantially reducing the value of an issuer's stock


         RISKS OF WRITING COVERED CALL OPTIONS:

            *  risk of limiting gains on stocks in a rising market

            *  risk of unanticipated exercise of the option

            *  lack of liquid options market

            *  decreases in option premiums

         OTHER RISKS:

            * lack of liquidity in connection with purchases and sales of portfolio securities

            *  relatively higher cost of options trades

            *  forced liquidation of securities underlying the options

            *  loss of part or all of your money invested in the Fund


WHO MAY WANT TO INVEST IN THE KELMOORE STRATEGY(R) VARIABLE FUND?

         Kelmoore Strategy(R) Variable Fund may be appropriate for you if you:

            * are seeking to maximize ordinary income in the form of dividends for cash flow purposes and are willing to assume more risk to increase the level of those dividends

            * are prepared to receive taxable income distributions in connection with maximizing ordinary income


            * can accept the risks of investing in a portfolio of common stocks and their related options

            * are seeking a disciplined and continual reinvestment of premiums generated from writing options

            * can tolerate performance which can vary substantially from year to year


            *  have a longer-term investment horizon

         You should NOT invest in the Fund if you are seeking capital appreciation or predictable levels of income or are investing for a short period of time.

KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

WHAT IS THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND'S PRIMARY GOAL?

         The Fund's primary goal is to maximize realized gains from writing covered options on common stocks. As with any mutual fund, there is no guarantee that a Fund will achieve its goal.

WHAT IS THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND'S MAIN STRATEGY?

         The main strategy of the Kelmoore Strategy(R) Variable Eagle Fund is to purchase the common stocks of a limited number of mid and large cap companies with market capitalizations in excess of $1 billion and strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Fund will consist primarily of mid and large cap leaders in Technology, Communications and Financial Services. In addition, the Fund may from time to time purchase a stock not in the market sectors noted above if particularly attractive options may be sold against the stock.


         When the Fund purchases a stock, it simultaneously writes covered call options on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.


         To maximize option premiums generated, the Adviser writes as many covered call options as it can on the stocks the Fund owns. The Adviser writes options of a duration and exercise price which provide the Fund with the highest expected return.

         The Fund will typically hold between 30 and 50 common stocks, though this number may fluctuate at the discretion of the Adviser. The issuers of stocks selected for investment by the Fund will generally have a market capitalization in excess of $1 billion and will tend to have most of the following characteristics:

            * considered to be leading edge technology companies that offer new or superior products or services

            *  have a commanding marketing position

            *  are widely-held and have a high daily trading volume

            *  have strong financial fundamentals


            * have a higher volatility than the stocks selected by the Kelmoore Strategy(R) Variable Fund

WHAT ARE THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND'S MAIN RISKS?


         As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. If the net asset value of your shares declines below the price you paid, you will lose money. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:

         RISKS OF INVESTING IN STOCKS:

            * enhanced stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions


            * enhanced selection risk, or the risk that the stocks or sectors selected by the Fund will substantially underperform the stock market as a whole or certain sectors of the stock market

            * mid-cap risk, or the risk that returns from mid cap stocks selected by the Fund will underperform the stock market as a whole or certain sectors of the stock market, since mid cap stocks have historically been more volatile in price than large cap stocks

            * financial risk, or the risk that a stock's issuer may file bankruptcy proceedings or be acquired on unfavorable terms to the stockholders

            *  risk of reduction in the amount of dividends a stock pays

            * technology industry risks, including the risk that new products, systems or information will be developed and introduced to the marketplace substantially reducing the value of an issuer's stock

            * communications industry risks, including the risk that failure to obtain or delays in obtaining financing, regulatory approvals, intense competition, product compatibility, consumer preferences and rapid obsolescence will reduce the value of an issuer's stock

            * financial services industry risks, including the risk that government regulation, the cost of capital funds, changes in interest rates and price competition will reduce the value of an issuer's stock


         RISKS OF WRITING COVERED CALL OPTIONS:

            *  risk of limiting gains on stocks in a rising market

            *  risk of unanticipated exercise of the option

            *  lack of liquid options markets

            *  decreases in option premiums

         OTHER RISKS:

            * lack of liquidity in connection with purchases and sales of portfolio securities

            *  relatively higher cost of options trades

            *  forced liquidation of securities underlying the options

            *  loss of part or all of your money invested in the Fund


WHO MAY WANT TO INVEST IN THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND?

         Kelmoore Strategy(R) Variable Eagle Fund may be appropriate for you if you:

            * are seeking to maximize ordinary income in the form of dividends for cash flow purposes and are willing to assume more risk to increase the level of those dividends

            * are prepared to receive taxable distributions of short-term capital gains in connection with maximizing ordinary income


            * can accept the risks of investing in a portfolio of common stocks and their related options

            * are seeking a disciplined and continual reinvestment of premiums generated from writing options

            * can tolerate performance which can vary substantially from year to year

            * can accept wide variation in the value of the Fund's shares which could cause a capital loss upon redemption of shares


            *  have a longer-term investment horizon

         You should NOT invest in the Fund if you are seeking capital appreciation or predictable levels of income or are investing for a short period of time.

                        RISK/RETURN BAR CHARTS AND TABLES

         Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in a mutual fund. Performance demonstrates how a mutual fund's returns have varied over time. The Funds commenced operations on November 27, 2000 and therefore have no performance history. Once the Funds have performance history of at least one calendar year, a Bar Chart and Performance Table for each Fund will be included in the prospectus. Each Fund's annual returns will also be compared to the returns of a benchmark index.

         The investment objective, policies and management of the Funds are the same as the Kelmoore Strategy(R) Fund and the Kelmoore Strategy(R) Eagle Fund which are publicly offered "retail" mutual funds. Notwithstanding the general similarities, the retail funds and these Funds are separate mutual funds that will have different investment performance, and the Funds make no representation that their performance will be comparable to any other mutual fund.


                                  MAIN STRATEGY

         To generate option premiums, the Funds each purchase the common stocks of a limited number of companies and simultaneously write covered call options on these stocks. As the options are exercised or expire, and the proceeds or underlying stock become available for reinvestment or cover, the Funds repeat the process.

         The fundamentals of selling covered call options are as follows:

         THE FUND SELLS THE OPTION


         Selling a call option is selling the right to an option buyer the right to purchase a specified number of shares of stock (100 shares equals one option contract) from the Fund, at a specified price (the "exercise price") on or before a specified date (the "expiration date"). The call option is covered because the Fund owns, and has segregated, the shares of stock on which the option is based. This eliminates certain risks associated with selling uncovered, or "naked" options.

         THE FUND COLLECTS A PREMIUM

         For the right to purchase the underlying stock, the buyer of a call option pays a fee or "premium" to the Fund. The premium is paid at the time the option is purchased, and is not refundable to the buyer, regardless of what happens to the stock price.

         IF THE OPTION IS EXERCISED

         The buyer of the option may elect to exercise the option at the exercise price at any time before the option expires. The Fund is then obligated to deliver the shares at that price. Options are normally exercised on or before the expiration date if the market price of the stock exceeds the exercise price of the option. Generally, if the exercise price plus the option premium are higher than the price the Fund originally paid to purchase the stock, the Fund will realize a gain on the sale of the stock; if the exercise price and premium are lower, the Fund will realize a loss. By selling a covered call option, the Fund foregoes the opportunity to benefit from an increase in price of the underlying stock above the exercise price.

         IF THE OPTION EXPIRES

         If the market price of the stock does not exceed the exercise price, the call option will likely expire without being exercised. The Fund keeps the premium and the stock. The Fund then expects to sell new call options against those same shares of stock. This process is repeated until: a) an option is exercised, or b) the stock is sold because it no longer meets the Adviser's investment criteria, a corporate event such as a merger or reorganization has occurred, or proceeds from the sale are used to fund redemptions.

         OTHER FEATURES

         The call options written by each Fund are listed for trading on one or more domestic securities exchanges and are issued by the Options Clearing Corporation ("OCC"). If a dividend is declared on stock underlying a covered call option written by the Fund, the dividend is paid to the Fund and not the owner of the call option.

         To reduce transaction costs and to avoid realizing capital gains or losses on portfolio stocks, the Adviser seeks, when practical, to hold portfolio stocks and to enter into closing purchase transactions before call options a Fund writes are exercised. It may be impractical in certain circumstances to effect such closing purchase transactions in a timely or advantageous manner, for example, if the option is exercised unexpectedly or if the market for the option is illiquid.

         For the Kelmoore Strategy(R) Variable Fund, to decrease the risks of volatile or reduced premiums, the Adviser seeks to select underlying common stocks of larger companies which have high trading volumes and relatively stable prices and dividends. To reduce stock selection risk, the companies the Adviser selects generally are considered to be industry leaders and to have strong financial fundamentals. In addition, to reduce overall market risk, the Adviser normally invests across five industry sectors.

         For the Kelmoore Strategy(R) Variable Eagle Fund, the Adviser seeks to select underlying common stocks of high growth companies which have high trading volumes, increased volatility and a greater price fluctuation than the stocks held by the Kelmoore Strategy(R) Variable Fund. To reduce stock selection risk, the Adviser selects stocks that are generally considered to be industry leaders and have strong financial fundamentals. In addition, to reduce overall market risk, the Adviser normally invests across three industry sectors.

         TEMPORARY DEFENSIVE POSITION

         A Fund may, from time to time, take a temporary defensive position that is inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position, it may not achieve its stated investment objective. A principal defensive investment position would be the purchase of cash equivalents.


                                   MAIN RISKS

INVESTING IN EQUITY SECURITIES

         Investing in equity securities includes the risks inherent in investing in stocks and the stock market generally. The value of securities in which each Fund invests, and therefore each Fund's net asset value, will fluctuate due to economic, political and market conditions. As with any mutual fund which invests in equity securities, there is also the risk that the securities or sectors selected by a Fund will underperform the stock market or certain sectors of the market or that the amount of any dividends paid on the securities will be reduced.

WRITING COVERED CALL OPTIONS

         When a Fund writes covered call options, it forgoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of the stock upon exercise of the option could be substantially below its prevailing market price. The purchaser of the call option may exercise the call at any time during the option period (the time between when the call is written and when it expires). Alternatively, if the value of the stock underlying the call option is below the exercise price, the call is not likely to be exercised, and the Fund could have an unrealized loss on the stock, offset by the amount of the premium received by the Fund when it wrote the option.

         There is no assurance that a liquid market will be available at all times for a Fund to write call options or to enter into closing purchase transactions. In addition, the premiums the Fund receives for writing call options may decrease as a result of a number of factors, including a reduction in interest rates generally, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

LACK OF LIQUIDITY


         A Fund's investment strategy may result in a lack of liquidity in connection with purchases and sales of portfolio securities. Because the Adviser will seek generally to hold the underlying stocks in a Fund's portfolio, the Fund may be less likely to sell the existing stocks in its portfolio to take advantage of new investment opportunities, and the cash available to the Fund to purchase new stocks may consist primarily of proceeds received from the sale of new Fund shares.

PORTFOLIO TURNOVER

         The portfolio turnover of a Fund is the percentage of the Fund's portfolio that was replaced once during a one-year period. High rates of portfolio turnover (100% or more) entail transaction costs that could impact a Fund's performance. Additionally, a high portfolio turnover rate may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. It is anticipated that the portfolio turnover for the Funds will not exceed 300% for each Fund's initial year of operations.

TAX CONSEQUENCES

         Each Fund expects to generate a high level of premiums from its sale of call options. Income to a Fund from these premiums typically will result in short-term capital gains for federal and state income tax purposes.
 Because a Fund will have no control over the exercise of the call options, shareholder redemptions and corporate events involving its equity securities investments (such as mergers or reorganizations affecting those investments), it may be forced to realize capital gains or losses at inopportune times.

                               SECONDARY STRATEGY

         SECURED PUT OPTIONS

         A Fund may also write secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. Secured put option writing entails the Fund's sale of a put option to a third party for a premium and the Fund's concurrent deposit of liquid assets (cash or U.S. government securities) into a segregated account equal to the option's exercise price. A put option gives the buyer the right to put (sell) the stock underlying the option to the Fund at the exercise price at any time during a specified time period.

         The Funds will only write secured put options in circumstances where the Fund desires to acquire the security underlying the option at the exercise price specified in the option. Put options written by a Fund are listed for trading on one or more domestic securities exchanges and are issued by the OCC. When a Fund writes secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price significantly greater than the current market price of the stock. While the Fund's potential gain on a put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.


                             MANAGEMENT OF THE FUNDS



INVESTMENT ADVISER


         Kelmoore Investment Company, Inc. serves as the investment adviser to each Fund and is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio and for the management of each Fund's business affairs. The Adviser is a registered investment adviser and broker-dealer. The Funds intend to place substantially all transactions in both stock and options with the Adviser in its capacity as a registered broker-dealer. The Adviser was established in 1992 by Ralph M. Kelmon, Jr., who is the principal shareholder. The Adviser offers investment advisory and brokerage services to individual clients, trusts, corporations, institutions and private investment funds using the same investment strategy that the Funds employ. The Adviser manages the Kelmoore Strategy(R) Fund, the Kelmoore Strategy(R) Eagle Fund and the Kelmoore Strategy(R) Liberty Fund, series of an open-end mutual fund with total assets in excess of $290 million. The Adviser's principal address is 2471 East Bayshore Road, Suite 501, Palo Alto, California 94303.

         Each Fund pays the Adviser a monthly fee at the annual rate of 1.00% of its average daily net assets. The Adviser has voluntarily undertaken to waive all or a portion of its fee and to reimburse certain expenses of the Funds so that the total operating expenses of each Fund for the initial fiscal year will not exceed 2.25%. The Adviser reserves the right to terminate this undertaking at any time, at its sole discretion. Any waiver or reimbursement by the Adviser is subject to reimbursement by the Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund within the first three years of each Fund's operations, to the extent such reimbursement by a Fund would not cause total operating expenses to exceed any current expense limitation.


PORTFOLIO MANAGER


         The primary portfolio manager for each Fund is Matthew Kelmon. Mr. Kelmon has been Vice President of Trading for the Adviser since 1994. Mr. Kelmon manages the day-to-day trading activities of the Adviser and is responsible for designing and implementing the in-house software system (OPTRACKER(R)) which assists in determining the net dollars and net percentage return a position may earn if a particular option is either assigned or expires. Mr. Kelmon has been responsible for the day-to-day management and implementation of The Kelmoore Strategy(R) for private accounts and limited partnerships since 1994. Mr. Kelmon also heads up the equity selection committee of the Adviser.

BROKERAGE COMMISSIONS

         It is anticipated that each Fund will place substantially all of its transactions, both in stocks and options with the Adviser in its capacity as a broker dealer. As the level of option writing increases, the level of commissions paid by the Fund to the Adviser increases. Because the Adviser receives compensation based on the amount of transactions completed, there is an incentive on the part of the Adviser to effect as many transactions as possible. While the Fund does not intend to make the stocks in its portfolio active, it is in the interest of the Fund to write as many options as possible, thereby maximizing the premiums it receives. In practice, the number of options written at any time will be limited to the value of the stocks and other assets in the Fund's portfolio used to cover or secure those options. Brokerage commissions are often greater in relation to options premiums than in relation to the price of the underlying stocks.


DISTRIBUTION PLAN


The Funds have adopted Distribution (12b-1) Plans that allow each Fund to pay distribution and/or service fees for the sale and distribution of its shares and for services provided to shareholders. Each distribution plan permits the Fund to pay the Adviser, as the Fund's distributor, an annual fee not to exceed 0.25% of the average daily net assets of the Fund. The Adviser may use this fee to compensate sponsoring insurance companies for providing services in connection with Fund shares. These services may include the following costs: (a) of printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the life insurance company; (c) of holding seminars and sales meetings designed to promote sales of Fund shares; (d) of obtaining information and providing explanations to variable contract owners regarding the Funds' investment objectives and policies and other information about the Funds; (e) of training sales personnel regarding the Funds; (f) of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (g) of personal service and/or maintenance of variable contract owner accounts with respect to Fund shares attributable to such accounts; and (h) of financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the Funds' shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance relating to the sale of the Funds' shares. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                        PURCHASE AND REDEMPTION OF SHARES

         Each Fund continuously offers its shares to insurance companies for the funding of Variable Contracts. Shares are offered at the net asset value ("NAV") per share next determined after the Fund or its designated agent receives and accepts a proper purchase request. Shares of the Funds are not sold directly to the public. The insurance company submits purchase and redemption orders to the Funds based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the insurance company by such Variable Contract owners. The insurance companies are designated agents of the Funds. The Funds, the transfer agent and distributor reserve the right to reject any purchase order in whole or in part.

         The Funds will ordinarily make payment for redeemed shares within seven
(7) business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder's request in proper form.


         The Funds may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange ("NYSE") is restricted or the NYSE is closed for other than weekends and holidays, when an emergency makes it not reasonably practicable for each Fund to dispose of its assets or calculate its net asset value or as permitted by the Securities and Exchange Commission.

         Please read the accompanying prospectus for the Variable Contract for a complete description of the insurance product through which the Funds are offered including associated fees and any restrictions on purchases or withdrawals.


                              TRANSACTION POLICIES

HOW IS SHARE PRICE CALCULATED?


         The NAV for the Funds is calculated each day the Funds are open for business as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. The NAV per share is calculated by taking the value of the Fund's investments and other assets, subtracting the liabilities, and then dividing by the number of the Fund's outstanding shares. Each Fund's investments are valued based on market value or, if market value is not readily available, based on fair value as determined in good faith by or at the direction of the Fund's board of trustees.

         If the NYSE closes early, the Fund will normally consider the closing price of a security to be its price at 4:00 p.m. Eastern time.

         The NYSE is typically closed and shares of the Funds will not be priced on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


         Distributions by a Fund of net investment income and gains are credited to the insurance company separate account through which your Variable Contract was issued. Each Fund intends to distribute substantially all of its income and gains to its shareholders. The Funds will declare and pay annually distributions from net investment income, net realized long-term capital gains, and net realized short-term capital gains. Net investment income consists of dividends and interest accrued on portfolio investments less accrued expenses. All distributions will be automatically reinvested at net asset value.

         Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), in order to be relieved of federal income tax on that part of its net investment income and realized capital gains it distributes to shareholders. To qualify, the Fund must meet certain relatively complex income and diversification tests. The loss of such status would result in the Fund being subject to federal income tax on its taxable income and gains.

         Federal tax law requires that investments acquired through insurance company separate accounts (including assets indirectly owned through registered investment companies) must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts underlying the separate accounts. These requirements must be met at the end of each quarter of the year, or within 30 days thereafter. The Adviser intends to diversify each Fund's investments in accordance with those requirements. The prospectus for the Variable Contracts describes the federal income tax treatment of distributions from such a contract.

         Under the Code, distributions of income or gains to an insurance company holding shares of a Fund in a separate account exclusively for the benefit of eligible variable insurance contracts generally will not result in taxation of the insurance company or the contract holders.


         You should consult with your own tax adviser regarding the tax consequences of your investment in the separate account, including the application of state and local taxes which may differ from the federal income tax consequences described.

                       SPECIAL INFORMATION ABOUT THE FUNDS

         The Funds may offer shares to both variable annuity and variable life insurance policy separate accounts, and directly to qualified plans. The Trustees do not anticipate that this arrangement will disadvantage any Variable Contract owners or plan participants. The Funds' Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Variable Contract owners and plan participants. If a material irreconcilable conflict arises, one or more separate accounts or plans may withdraw their investment in the Funds. This could possibly force the Fund to sell portfolio securities at unfavorable prices. The insurance companies or plans will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts and plans if such action becomes necessary; however, ongoing expenses that are ultimately borne by Variable Contract owners and plan participants will likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.

                              FINANCIAL HIGHLIGHTS


         The financial highlights table is intended to help you understand the financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the period ended December 31, 2000 has been audited by PricewaterhouseCoopers LLP, whose report is included in the annual report, which is available upon request.

                                                                  KELMOORE STRATEGY(R)     KELMOORE STRATEGY(R)
                                                                     VARIABLE FUND         VARIABLE EAGLE FUND
                                                                  --------------------     --------------------

                                                                  For the Period Ended     For the Period Ended
                                                                  December 31, 2000*       December 31, 2000*
                                                                  ====================     ====================
NET ASSET VALUE, BEGINNING OF PERIOD ..........................      $        10.00           $        10.00
                                                                     --------------           --------------
         Income from investment operations:
            Net investment income .............................               0.03#                    0.03#
            Net realized and unrealized gain on investments ...                  --                       --
                                                                     --------------           --------------
                    Total from investment operations ..........                0.03                     0.03
                                                                     --------------           --------------
         Less distributions from:
            Net realized gains ................................                  --                       --
                                                                     --------------           --------------

NET ASSET VALUE, END OF PERIOD ................................      $        10.03           $        10.03
                                                                     ==============           ==============

TOTAL RETURN ..................................................                0.30%(2)                 0.30%(2)

RATIOS/SUPPLEMENTAL DATA
         Net assets, end of period (in 000s) ..................      $          304           $          148
         Ratio of expenses to average net assets:
            Before expense reimbursement ......................             1450.01%(1)              1548.43%(1)
            After expense reimbursement .......................                2.25%(1)                 2.25%(1)
         Ratio of net investment income to average net assets:
            Before expense reimbursement ......................            (1445.34%)(1)            (1543.74%)(1)
            After expense reimbursement .......................                2.50%(1)                 2.52%(1)
         Portfolio turnover rate ..............................                0.00%                    0.00%

 *  Each Fund commenced operations on November 27, 2000.
(1) Annualized.
(2) Not annualized.
 # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                             ADDITIONAL INFORMATION

SHAREHOLDER REPORTS:


         Additional information about each Fund's investments will be available in the Funds' annual and semi-annual reports to shareholders. In the annual report, a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year will be included.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

         The SAI contains additional information about each of the Funds. It is incorporated by reference into this Prospectus.


         To request a free copy of the current annual report, semi-annual report or SAI, or to request other information about the Funds, please write or call our toll-free number:


         KELMOORE INVESTMENT COMPANY, INC.
         2471 E. BAYSHORE ROAD, SUITE 501
         PALO ALTO, CA 94303
         (800) 929-1417


         Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call (202) 942-8090 for information on the operation of the Public Reference Room. You may also request copies by mail by sending your request, after paying a duplicating fee, to the SEC's Public Reference Room, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You may also visit the SEC's Internet site (www.sec.gov) to view reports and other information about the Funds.

THE KELMOORE STRATEGY(R) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

INVESTMENT ADVISER AND DISTRIBUTOR
Kelmoore Investment Company, Inc.
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA  19406-0903
(800) 929-1417

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, D.C.  20004-2415

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105


--------------------------------------------------------------------------------

The Trust's SEC file no. is 811-9625.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                       KELMOORE STRATEGY(R) VARIABLE TRUST


                       Kelmoore Strategy(R) Variable Fund
                    Kelmoore Strategy(R) Variable Eagle Fund



                                   May 1, 2001













Shares of the Funds are available only through the purchase of a variable annuity contract or variable life insurance policy issued through a separate account of an insurance company ("Variable Contract"). The investment adviser of the Funds is Kelmoore Investment Company, Inc. (the "Adviser"). The Funds' distributor is Kelmoore Investment Company, Inc. (the "Distributor").


This Statement of Additional Information is not a Prospectus but should be read in conjunction with the current Prospectus dated May 1, 2001, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. The Funds' audited financial statements included in their annual report to shareholders are incorporated by reference into this Statement of Additional Information. A copy of the Funds' Prospectus and annual report can be obtained without charge by calling the Funds at (800) 929-1417.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

GENERAL INFORMATION AND HISTORY...............................................3

INVESTMENT STRATEGIES AND RELATED RISKS ......................................3

OTHER STRATEGIES..............................................................4

INVESTMENT RESTRICTIONS ......................................................6

MANAGEMENT OF THE TRUST.......................................................7

OTHER SERVICES...............................................................10

PURCHASE, REDEMPTION AND PRICING OF SHARES ..................................11

DISTRIBUTIONS AND TAXES......................................................12

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS ............................14

SHARES OF BENEFICIAL INTEREST................................................15

PERFORMANCE INFORMATION .....................................................16

FINANCIAL STATEMENTS ........................................................17

                         GENERAL INFORMATION AND HISTORY


The Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund (each a "Fund" and collectively the "Funds") are diversified series of the Kelmoore Strategy(R) Variable Trust (the "Trust"), a Delaware business trust organized on October 4, 1999 as an open-end management investment company. The Funds employ Kelmoore Investment Company, Inc. (the "Adviser") to serve as their investment adviser. Currently, the Trust has two series authorized and outstanding. The Trust was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies for Variable Contracts. Shares of the Funds are offered solely to these separate accounts.


                     INVESTMENT STRATEGIES AND RELATED RISKS

The Prospectus discusses the investment objective of each Fund and the principal strategies to be employed to achieve that objective. This section contains supplemental information concerning types of securities and other instruments in which the Funds may invest, additional strategies that the Funds may utilize and certain risks associated with such investments and strategies.

Common Stock. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Funds the right to vote on measures affecting the company's organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks.

Options on Securities. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the ability of the Adviser to predict future price fluctuations.

Each Fund may write (sell) call and put options on any security in which it may invest. These options will be listed on securities exchanges. Exchange-traded options in the United States are issued by the Options Clearing Corporation (the "OCC"), a clearing organization affiliated with the exchanges on which options are listed. The OCC, in effect, gives its guarantee to every exchange-traded option transaction.


Each Fund receives a premium for each option it writes. The premium received will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.


All call and put options written by each Fund are covered (or secured). A written call option is typically covered by maintaining the securities subject to the option in a segregated account. A written call option may also be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the respective Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

Put options written by each Fund will be secured by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

The obligation of an option writer is terminated upon the exercise of the option, the option's expiration or by effecting a closing purchase transaction.


There is no assurance a liquid secondary market will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Reasons for the absence of a liquid secondary market may include the following:
(i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would normally continue to be exercisable or expire in accordance with their terms.


There can be no assurance that higher trading activity, order flow or other unforeseen events might not, at times, render certain of the facilities of the OCC or various exchanges inadequate. Such events have, in the past, resulted in the institution by an exchange of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions with respect to one or more options.


The writer of an option lacks the ability to control when an option will be exercised. Although the Funds will generally only write options whose expiration dates are between one and four months from the date the option is written, it is not possible for the Funds to time the receipt of exercise notices. This prevents the Funds from receiving income on a scheduled basis and may inhibit the Funds from fully utilizing other investment opportunities.


The OCC sets option expiration dates and exercise prices, which depend on the range of prices in the underlying stock's recent trading history. Option periods usually range from 30 days to 120 days but can have longer durations. Written options have predetermined exercise prices set below, equal to or above the current market price of the underlying stock. The premium a Fund receives for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. Each Fund's overall return will, in part, depend on the ability of the Adviser to accurately predict price fluctuations in underlying securities in addition to the effectiveness of the Adviser's strategy in terms of stock selection. To assist the Adviser in selecting which options to write, the Adviser utilizes an in-house computer program called "OPTRACKER(R)", which assists in determining the net dollars and net percentage return a position may earn if a particular option is either assigned or expires.


The size of the premiums each Fund receives for writing options may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option writing activities.

Each securities exchange on which options trade has established limitations governing the maximum number of puts and calls in each class (whether or not covered or secured) that may be written by a single investor, or group of investors, acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Funds and other clients advised by the Adviser may constitute such a group. These position limits may restrict the number of options the Funds may write on a particular security. An exchange may order the liquidation of positions found to be above such limits or impose other sanctions.

                                OTHER STRATEGIES

Repurchase Agreements. The Funds may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, the Fund purchases securities with the understanding they will be repurchased by the seller at a set price on a set date. This allows the Fund to keep its assets at work but retain flexibility to pursue longer-term investments upon repurchase.

Repurchase agreements involve risks. For example, if a seller defaults, the Fund will suffer a loss if the proceeds from the sale of the collateral are below the repurchase price. If the seller becomes bankrupt, the Fund may be delayed or incur additional costs in selling the collateral. To help minimize risk, collateral must be held with the Fund's custodian in an amount at least equal to the repurchase price, including accrued interest.

Borrowing. Each Fund may borrow money in amounts up to 10% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 10% limit as provided by the Investment Company Act of 1940, as amended, (the "1940 Act") (not to exceed 30% of the Fund's total assets) in order to meet redemption requests. This borrowing may be unsecured. The Fund will not make any additional purchases of securities at any time its borrowings exceed 10% of its assets. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount it has borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three (3) days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund. Money borrowed will be subject to interest costs that may or may not be recovered by an appreciation of the securities purchased. The Fund may also be required to maintain average balances in connection with borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer securities owned by the Fund as collateral.

Investment Company Securities. Each Fund may invest in securities issued by other investment companies but intends to invest only in money market mutual funds as a temporary investment. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly. The Fund intends to limit its investments in securities issued by other investment companies so that immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities generally include securities that cannot readily be sold within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Such securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, but that are deemed to be illiquid, and repurchase agreements with maturities in excess of seven days.

Temporary Investments. To maintain cash for redemptions, distributions and temporary defensive purposes, each Fund may invest in money market mutual funds and in investment grade short-term fixed income securities, including short-term U.S. government securities, negotiable certificates of deposit, commercial paper and banker's acceptances and repurchase agreements.


Portfolio Turnover. The portfolio turnover rate for each Fund is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the long-term portfolio investments owned during the reporting period. The calculation excludes all options written by the Fund that expire in less than one year.

Under certain market conditions, the Funds' portfolio turnover rate is likely to be higher than that of other mutual funds. This would be the case, for example, if the Fund writes a substantial number of call options and the market prices of the underlying securities appreciates, causing the options to be exercised. The Funds may also engage in short-term trading (purchase and sale of security in a relatively brief period of time) in response to stock market conditions or changes in economic trends and developments. Although the Funds' annual turnover rate cannot be accurately predicted, it is estimated this rate will not exceed approximately 300% for the current fiscal year assuming normal market conditions. A 100% annual turnover rate would occur if all of the Fund's securities were replaced one time during a one-year period.

High rates of portfolio turnover (100% or more) entail certain costs, including possible increased taxable income for the Funds' shareholders. Also, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs, and other transaction costs incurred. The Adviser takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return.

Other Investments. Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Funds to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the respective Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions are considered fundamental, which means they may be changed only by approval of the holders of a majority of the respective Fund's outstanding shares, defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy, or (2) more than 50% of the Fund's outstanding shares.

1. A Fund may not purchase securities that would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the Fund's total assets may be invested in any one industry.

2. A Fund may not issue senior securities, mortgage or pledge assets, or borrow money, except (i) a Fund may borrow money from banks in amounts up to 30% of its total assets (including the amount borrowed); (ii) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (iii) a Fund may engage in options transactions as permitted by the 1940 Act and enter into collateral arrangements relating thereto.

3. A Fund may not make loans to other persons, except (i) through the lending of the Fund's portfolio securities provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); or (ii) through the use of repurchase agreements or the purchase of short-term obligations.

4. A Fund may not purchase or sell commodities or real estate (including limited partnership interests but excluding securities secured by real estate or interests therein) in the ordinary course of business, (except the Fund may engage in options transactions as permitted by the 1940 Act and enter into collateral arrangements relating thereto, and the Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities).

5. A Fund may not underwrite securities of other issuers except to the extent the Fund may be considered to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

6. A Fund, with respect to 75% of its total assets, will not invest more than 5% of its total assets in the securities of any single issuer, or own more than 10% of the outstanding voting securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Non-Fundamental Investment Restrictions. The following restrictions are imposed by management of the Funds and may be changed by the Board of Trustees without shareholder approval at any time.

1. A Fund may not invest in a company for the purpose of exercising control or management of the company.

2. A Fund may not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities, and provided that margin payments in connection with options will not constitute purchasing securities on margin.

3. A Fund may not invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be disposed of in seven days at a price approximately equal to the price at which the Fund is valuing the security. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE TRUST

The Board of Trustees is responsible for overseeing and monitoring the management of the Funds. The Board of Trustees meets periodically throughout the year to oversee each Fund's operations, review contractual arrangements with companies that provide services to the Funds and review each Fund's performance. The Board of Trustees elects the officers of the Trust to supervise actively its day-to-day operations.

The Trustees and officers of the Trust and their ages, addresses and principal occupations during the past five years are set forth below. Their titles may have varied during the five year period.


---------------------------------------- -------------------------- --------------------------------------------------
         NAME, ADDRESS AND AGE              POSITION HELD WITH               PRINCIPAL OCCUPATION DURING THE
                                                 THE TRUST                            PAST 5 YEARS
---------------------------------------- -------------------------- --------------------------------------------------
Shawn K. Young, CPA*                     President, Treasurer and   Chief Financial Officer, Kelmoore Investment
2471 E. Bayshore Road                    Trustee                    Company, Inc. from 12/99 to present. Formerly,
Suite 501                                                           a Senior Manager at Ernst & Young, one of the
Palo Alto, CA  94303                                                "big 5" accounting firms from 6/99 to 12/99.
                                                                    Partner (1/95 to 6/99) and manager (11/90 to
Age 37                                                              12/95) with  Friar, Harper & Arendt, CPAs, a
                                                                    regional accounting firm.

---------------------------------------- -------------------------- --------------------------------------------------

Michael Romanchak*                       Chairman of the Board      President and Director, Kelmoore Investment
2471 E. Bayshore Road                                               Company, Inc. from 7/95 to the present.
Suite 501                                                           Formerly, First Vice President, Comerica Bank,
Palo Alto, CA  94303                                                from 7/92 to 7/95.

Age 50
---------------------------------------- -------------------------- --------------------------------------------------

R. Michael Law                           Trustee                    Vice President, Comerica Bank, Oakland,
155 Grand Avenue                                                    California from 1/87 to present.
Suite 402
Oakland, CA  94612

Age 40

---------------------------------------- -------------------------- --------------------------------------------------

Michael Stepanian                        Trustee                    Attorney, Law Offices of Michael Stepanian in
819 Eddy Street                                                     San Francisco, California from 1/66 to present.
San Francisco, CA  94109

Age 62

---------------------------------------- -------------------------- --------------------------------------------------

Robert T. Lanz                           Trustee                    Partner, BDO Seidman, LLP, an accounting firm
19600 Moray Court                                                   located in San Jose, California from 10/98 to
Saratoga, CA  95070                                                 present. Formerly, Partner, Meredith, Cardozo,
                                                                    Lanz & Chici, LLP, an accounting firm, from 1/95
Age 59                                                              to 10/98.

---------------------------------------- -------------------------- --------------------------------------------------

---------------------------------------- -------------------------- --------------------------------------------------
Tamara B. Heiman                         Secretary                  Executive  Vice President and Director of
2471 E. Bayshore Road                                               Marketing, Kelmoore Investment Company, Inc.
Suite 501                                                           from 3/99 to present. Formerly, Vice President,
Palo Alto, CA  94303                                                Investment Advisory Services for Josephthal &
                                                                    Co., a NYSE  broker/dealer from 8/97 to 3/99.
Age 30                                                              Formerly, Vice President, Director of Asset
                                                                    Management for First Allied Securities, a
                                                                    national independent broker dealer, from 8/94 to
                                                                    3/99.

---------------------------------------- -------------------------- --------------------------------------------------


*AN ASTERISK INDICATES A TRUSTEE WHO MAY BE DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST (AS THAT TERM IS DEFINED IN THE 1940 ACT). MR. ROMANCHAK AND MS. YOUNG ARE CONSIDERED "INTERESTED PERSONS" OF THE TRUST DUE TO THEIR AFFILIATION WITH THE ADVISER.

Members of the Audit Committee of the Board of Trustees are Messrs. Law and Lanz. The Audit Committee members make recommendations to the Trustees regarding the selection of auditors and confer with the auditors regarding the scope and results of the audit.

Members of the Nominating Committee of the Board of Trustees are Messrs. Stepanian, Law and Lanz. The Nominating Committee is responsible for the selection and nomination of disinterested Trustees.

Members of the Valuation Committee of the Board of Trustees are Ms. Young, Mr. Matthew Kelmon and Mr. R. Michael Law. The Valuation Committee is responsible for fair value pricing of the Fund's portfolio securities.

Each Trustee of the Fund who is not an affiliated person of the Adviser or Distributor, as defined in the 1940 Act, receives an annual retainer of $4,000 per year (payable in equal installments at the end of each quarter) plus reimbursement for certain travel and other out-of-pocket expenses incurred with attending such meetings.


The following table sets forth the compensation paid by the Trust to the non-interested Trustees during the period since inception to December 31, 2000.

------------------------------ ---------------------------------- --------------------------------------------
                                                                                     TOTAL
          NAME OF TRUSTEE         COMPENSATION FROM THE TRUST        COMPENSATION FROM THE COMPLEX PAID TO
                                                                                    TRUSTEE
------------------------------ ---------------------------------- --------------------------------------------
Shawn K. Young                           $      0                                   $      0
Michael Romanchak                               0                                          0
R. Michael Law                              4,000                                      4,000
Michael Stepanian                           4,000                                      4,000
Robert T. Lanz                              4,000                                      4,000


Trustees who are "interested persons" are not compensated by the Trust for their services. The Trust does not have any retirement plan for the Trustees. As of April 17, 2001, the Trustees and officers owned, in the aggregate, approximately 4% of the shares of the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund. As of April 17, 2001, Kelmoore Investment Company owned less than 5% of the shares of the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund.

As of April 17, 2001, the following persons owned of record or beneficially 5% or more of the voting securities of a particular Fund. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders:

THE KELMOORE STRATEGY(R) VARIABLE FUND

SHAREHOLDERS                                                    PERCENTAGE OWNED

FORTIS BENEFITS INSURANCE COMPANY                                   98.2995%
500 BIELENBERG DRIVE
WOODBURY, MINNESOTA 55125

KELMOORE INVESTMENT COMPANY, INC.                                    1.7005%
2471 E. BAYSHORE ROAD
SUITE 501
PALO ALTO, CA 94303

THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

SHAREHOLDERS                                                    PERCENTAGE OWNED

FORTIS BENEFITS INSURANCE COMPANY                                   92.7352%
500 BIELENBERG DRIVE
WOODBURY, MINNESOTA 55125

KELMOORE INVESTMENT COMPANY, INC.                                    7.2648%
2471 E. BAYSHORE ROAD
SUITE 501
PALO ALTO, CA 94303



The Adviser manages each Fund's investments consistent with its investment objectives, policies and limitations. The Adviser also makes recommendations with respect to other aspects and affairs of the Funds. The Adviser also furnishes the Funds with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Funds are borne by the Funds. The Adviser also supervises the provision of services by third parties such as the Funds' transfer agent and custodian. Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of fact or law or for any loss by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.


For providing investment advisory and other services and assuming certain Fund expenses, each Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the value of the Fund's average daily net assets. For the Funds' fiscal years ending December 31, 2000 and December 31, 2001, the Adviser has voluntarily agreed to waive its fees and reimburse expenses so that each Fund's annual operating expenses will not exceed 2.25%. The Adviser may terminate this waiver at any time. Any waiver or reimbursement by the Adviser is subject to reimbursement by the Fund within the following three years, to the extent such reimbursement by the Fund would not cause total operating expenses to exceed any current expense limitation. Additionally, the Adviser has agreed to reimburse all expenses incurred in connection with the organization of the Funds, subject to recoupment described above. For the period November 27, 2000 (commencement of operations) through December 31, 2000, fees of $81 and $76 were paid to the Adviser by the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund, respectively.

The Investment Advisory Agreement (the "Agreement") for the Kelmoore Strategy(R) Variable Fund was approved by the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund, on March 2, 2000. The Trustees approved the addition of the Kelmoore Strategy(R) Variable Eagle Fund to the Agreement on July 28, 2000. The Agreement, as it applies to each Fund, is for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the respective Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party to the Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without penalty by the Trustees, by vote of a majority of the outstanding shares of the respective Fund or by the Adviser, upon sixty days' written notice. The Agreement terminates automatically if assigned.


Code of Ethics. To mitigate the possibility that the Funds will be adversely affected by personal trading of employees, the Funds, the Adviser and the Distributor have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. The Code contains policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions.


Expenses. In addition to fees of the Adviser, each Fund is responsible for payment of the following, including, but not limited to: fees and expenses of disinterested Trustees (including any independent counsel to the disinterested Trustees); fees and expenses for independent audits and auditors; legal fees; interest expenses; fees and commissions; taxes; insurance premiums; charges of administrators, custodians and transfer agents or other service providers; bookkeeping expenses; and costs of obtaining quotations for portfolio securities and the pricing of Fund shares.


Name. The word "Kelmoore" is used by the Trust with the Adviser's consent and the Trust has a non-exclusive license to use the name "Kelmoore Strategy(R)" and the word "Kelmoore" in the name of any fund. If the Adviser ceases to be the investment adviser of the Funds, the Adviser may require the Trust and the Funds to delete the word "Kelmoore" from their names and cease to otherwise use the word "Kelmoore."


                                 OTHER SERVICES

Distributor. Kelmoore Investment Company, Inc., 2471 East Bayshore Road, Suite 501, Palo Alto, CA 94303 (the "Distributor") serves as the distributor (principal underwriter) of each Fund's shares, which are offered on a continuous basis.

The Distributor serves as the principal distributor of the Funds' shares pursuant to a Distribution Agreement with the Funds. The Distribution Agreement is renewable annually provided its renewal is approved by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of parties to the Distribution Agreement and who have no direct or indirect financial interest in the Distribution Agreement or any related distribution plan. The Distribution Agreement may be terminated at any time, without the payment of a penalty, on sixty days' written notice by the Distributor, by the non-interested Trustees or by the vote of the holders of the lesser of: (a) 67% of the Trust's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Trust. The Distribution Agreement automatically terminates if it is assigned. The Distributor does not receive any fee or other compensation under the Distribution Agreement other than fees it receives in accordance with the Distribution Plan described below.

Distribution Plan. The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") for each of the Funds. The Plan permits the Funds to pay the Distributor for remittance to a life insurance company or an affiliate thereof for various costs incurred or paid in connection with the distribution of shares of the Funds. The Trust may make quarterly payments to the Distributor, for remittance to a life insurance company or any affiliate thereof, in order to reimburse the life insurance company for eligible expenses incurred or paid in an amount not to exceed 0.25% of the average daily net assets of such Fund attributable to a life insurance company's variable contract owners during that quarterly period.

Expenses payable pursuant to the Plan include, but are not limited to the following costs: (a) of printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the life insurance company; (c) of holding seminars and sales meetings designed to promote sales of Fund shares;
(d) of obtaining information and providing explanations to variable contract owners regarding the Funds' investment objectives and policies and other information about the Funds; (e) of training sales personnel regarding the Funds; (f) of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (g) of personal service and/or maintenance of variable contract owner accounts with respect to Fund shares attributable to such accounts; and (h) of financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the Funds' shares.

The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan.

The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time, without penalty, by a vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding shares of each of the Funds. The Plan may not be amended to increase materially the amount that may be spend for distribution by a Fund without the approval of a majority of the outstanding voting securities of that Fund. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.


The Plan was adopted because of its anticipated benefit to the Funds. These anticipated benefits include increased promotion and distribution of the Funds' shares, an enhancement in the Funds' ability to maintain accounts and improve asset retention and increased stability of net assets for the Funds. For the period November 27, 2000 (commencement of operations) through December 31, 2000, the Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund paid fees under the Rule 12b-1 Plan of $20 and $19, respectively.

Administration and Transfer Agency Services. The Fund has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC"), 3200 Horizon Drive, King of Prussia, PA 19406. PFPC is an indirect, wholly owned subsidiary of PNC Bank Corp. PFPC performs certain administrative and accounting services for the Funds and is responsible for certain clerical, recordkeeping and bookkeeping services. These services include determining the net asset value per share of the Funds and filing various reports with the appropriate regulatory agencies and preparing materials required by the SEC. The services provided by PFPC as Administrator include regulatory compliance, assistance in the preparation and filing of post-effective amendments to the Trust's registration statement with the SEC, preparation of annual, semi-annual and other reports to shareholders and the preparation of board meeting materials. For the administrative and fund accounting services PFPC provides to the Funds, PFPC is paid an annual fee calculated daily and paid monthly. For the period November 27, 2000 (commencement of operations) through December 31, 2000, the Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund paid $4,536 and $4,207, respectively, to PFPC for its services as Transfer Agent and Accounting Agent.


In addition to the services provided by PFPC to the Funds as Administrator, PFPC also provides transfer agency and dividend disbursing services to the Funds pursuant to a separate agreement.


Custodian. PFPC Trust Company, The Eastwick Center, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Funds' assets pursuant to a custodian agreement.

Independent Accountants. The accounting firm of PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, has been designated as independent accountants for the Trust. PricewaterhouseCoopers LLP performs annual audits of the Funds and is periodically called upon to provide accounting and tax advice.

Legal Counsel. Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, DC 20004-2415, serves as legal counsel for the Trust and the Adviser and Distributor.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

Each Fund is an investment vehicle for the separate accounts of Variable Contracts offered by insurance companies. Individual Variable Contract holders are not the shareholders of the Funds. Rather, a participating insurance company and its separate accounts are the shareholders. The offering is without a sales charge and is made at each Fund's net asset value per share. Shares of the Funds are not offered to the general public. Each Fund reserves the right, in its sole discretion, to refuse purchase orders. The procedures for redemption of Fund shares under ordinary circumstances is set forth in the Prospectus and in the separate prospectus relating to the Variable Contracts which accompanies the Prospectus.

The Funds' shares are purchased and redeemed at the net asset value per share. The net asset value per share of each Fund is calculated on each day, Monday through Friday, except days on which the New York Stock Exchange is closed. The NYSE is currently scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Funds' net asset value per share is determined as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., Eastern Time, by taking the value of all assets of the Fund, subtracting liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent.

The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Board of Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Exchange traded options will be valued at the last sale price in the market where such options are principally traded or, if no sale occurs, at the mean between the last bid and asked price. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost. Valuations may be obtained from independent pricing services approved by the Trustees.

When the Funds write a put or call option, it records the premium received as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph.

                             DISTRIBUTIONS AND TAXES


Distributions. All net investment income and capital gains distributions paid by the Funds will be automatically reinvested, at net asset value, in additional shares of the Fund unless otherwise indicated. Each Fund currently intends to declare and make distributions of its investment income and gains on an annual basis. There is no fixed dividend rate and there can be no assurance that the Funds will realize any net investment income or capital gains or make any distributions.

FEDERAL TAXES

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE FUNDS IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.

         Each Fund is treated as a separate taxpayer for federal income tax purposes. The Trust intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a regulated investment company each year. If each Fund (i) continues to qualify as a regulated investment company and (ii) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% Distribution Requirement"), which the Trust intends for each Fund to do, then under the provisions of Subchapter M each Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) it distributes (or treats as "deemed distributed") to shareholders. Each Fund will be subject to federal income tax at the regular corporate rate for any amounts of investment company taxable income or net capital gain not distributed (or deemed distributed) to the shareholders.

In addition, regulated investment companies generally must distribute in a timely manner the sum of (i) 98% of their ordinary income for each calendar year, (ii) 98% of their capital gain net income for the one-year period ending October 31 in that calendar year, and (iii) any income not distributed in prior years, in order to avoid a 4% nondeductible federal excise tax on certain undistributed income of regulated investment companies (the "Excise Tax Avoidance Requirements"). This 4% federal excise tax, however, does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts or certain employee benefit plans or trusts. In order to avoid this excise tax, the Trust intends that each of the Funds will qualify for this exception each year or will make sufficient distributions to satisfy the Excise Tax Avoidance Requirements each year.

         Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of each Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock or securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (2) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the value of each Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities, and other securities (provided that, in the case of any such "other securities" issued by any one issuer, no more than 5% of the value of the Fund may consist of the securities of such issuer, and the Fund may not hold more than 10% of the outstanding voting securities of such issuer), and (b) each Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

The Trust also intends for each of the Funds to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Funds. These requirements are in addition to the diversification requirements of Subchapter M and of the 1940 Act (as discussed above), and may affect the securities in which a Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions) of the Code, the Trust may be required, for example, to alter the investment objectives of one or both of the Funds.

Section 817(h) of the Code imposes certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each Fund's assets that may be invested in securities of a single issuer. The regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

         * no more than 55% of a Fund's total assets may be represented by any one investment
         * no more than 70% of a Fund's total assets may be represented by any two investments
         * no more than 80% of a Fund's total assets may be represented by any three investments
         * no more than 90% of a Fund's total assets may be represented by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

If for any taxable year a Fund fails to satisfy the requirements discussed above to be treated as a regulated investment company, all of its taxable income will be subject to federal, and possibly state, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if a Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, or otherwise fails to satisfy the requirements discussed above to be treated as a regulated investment company, the owners of variable life insurance contracts and variable annuity contracts who have allocated premiums or cash value to a subaccount supported by such Fund may be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Trust and the Trust intends that each Fund comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a lower total return for a Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Trust might otherwise select.

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who allocated premiums or cash value to a subaccount supported by a Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until amounts are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.

Tax Implications of Options. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, and the underlying security is sold, the proceeds from such sale will be increased by the premium originally received, and the Fund will realize a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Each Fund intends to place substantially all its securities transactions, including transactions involving options, through the Adviser in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. These procedures, which have been adopted by the Board of Trustees, including a majority of the non-interested Trustees, are reasonably designed to provide that any commissions, fees or other compensation paid to the Adviser (or any affiliate) are fair and reasonable when compared to commissions, fees and other compensation received from other firms who engage in comparable transactions. The Funds will not deal with the Adviser (or any affiliate) in any transaction in which the Adviser (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission.

The Adviser may utilize non-affiliated brokers, dealers or members of a securities exchange to execute portfolio transactions on behalf of the Funds and, like the Adviser, such firms may receive commissions for executing the Funds' securities transactions. In effecting the purchase or sale of portfolio securities from non-affiliated brokers, dealers or members of an exchange, the Adviser will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser may use brokerage and research services provided to it by brokers and dealers in servicing all its clients.

The Adviser currently manages separate accounts that employ investment strategies similar to those used by the Funds. At times, investment decisions may be made to purchase or sell the same security for the Funds and one or more of the other clients advised by the Adviser. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions will be allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price for such transaction. There may be circumstances in which such simultaneous transactions would be disadvantageous to the Funds with respect to price and availability of securities. In other cases, however, it is believed that transactions would be advantageous to the Funds.


                          SHARES OF BENEFICIAL INTEREST

The Trust is a diversified, open-end investment management company. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board of Trustees has authorized two series with one class of shares issued currently. The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new funds or classes of shares at any time in the future. The establishment and offering of additional funds will not alter the rights of the Trust's shareholders.

As a beneficial owner, you receive one vote for each share of the Funds you own and each fractional share you own shall be entitled to a proportionate fractional vote. Each issued and outstanding share of the Funds is entitled to participate equally in dividends and distributions declared and in the net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Under Delaware law, shareholders will be liable for the obligations of the Fund only to the extent of their investment in the Fund.

When issued, shares are fully paid, non-assessable and freely transferable. Shares do not have preemptive rights or subscription rights. Each Fund's shares have equal voting rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund. The interests of shareholders in the Fund will not be evidenced by a certificate or certificates representing shares of the Fund.

Unless otherwise required by the 1940 Act, the Trust is not required and does not intend to hold regular annual shareholder meetings. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Trust Instrument provides that the holders of net less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

Special shareholder meetings may be required for proposals requiring shareholder approval as may be required by the 1940 Act, the Trust Instrument or By-Laws of the Trust.

The insurance companies will be each Fund's sole shareholders of record, and pursuant to the 1940 Act, such shareholders may be deemed to be in control of the Fund. When a shareholder's meeting occurs, each insurance company solicits and accepts voting instructions from its Variable Contract owners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each shareholder then votes the Fund's shares that are attributable to its interests in the Fund in which it is entitled to vote, in proportion to the voting instructions received.

Each Fund is available through separate accounts relating to both variable annuity and variable life insurance contracts, and directly to qualified plans. The Funds do not currently foresee any disadvantages to Variable Contract owners or plan participants arising from offering their shares to variable annuity and variable life insurance policy separate accounts and plans, and the Board of Trustees continuously monitors events for the existence of any material irreconcilable conflict between or among Variable Contract owners and plans. Material conflicts could result from, for example, (i) changes in state insurance laws; (ii) changes in federal income tax laws; or (iii) differences in voting instructions between those given by variable life owners and variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board of Trustees, one or more separate accounts or plans may withdraw their investment in the Fund. This could possibly require the Fund to sell portfolio securities at disadvantageous prices. Each insurance company or plan will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts and plans if such action becomes necessary. However, ongoing expenses that are ultimately borne by Variable Contract owners and plan participants will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts with substantial assets.

                             PERFORMANCE INFORMATION

The Funds' performance may be used from time to time in advertisements, shareholder reports or other communications disseminated to existing or prospective shareholders or Contract owners. THE FUNDS' PERFORMANCE DOES NOT REFLECT THE VARIABLE CONTRACT FEES AND CHARGES. Past performance does not indicate or project future performance. Performance information may include a Fund's investment results and/or comparisons of its investment results to the Fund's benchmark index or other various unmanaged indexes or results of other mutual funds with similar investment objectives or investing or savings vehicles. The Funds' performance will be calculated on a total return basis in the manner set forth below.

A Fund may provide periodic and average annualized "total return" quotations. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the reinvestment of any dividends and distributions.

Quotations of total return and yield will not reflect Contract charges and expenses. The prospectus for a Contract will contain information about performance of the relevant separate account and Contract.

Total Return. Total return is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in the Fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the payment date. The total returns stated are the percent that an original investment would have increased during the applicable period.

Average Annual Total Return. Each Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                   AVERAGE ANNUAL TOTAL RETURN = (ERV)1/n - 1
                                                  ---
                                                   P

       Where:   ERV   = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period, assuming reinvestment of all dividends and distributions

                        P    = hypothetical initial payment of $1,000

                        n    = number of years


Aggregate Total Return. Each Fund may compute its aggregate total return over a specified period which represents the cumulative change in the value of an investment in the Fund for the specified period. The formula for calculating aggregate total return is as follows:

                   AGGREGATE TOTAL RETURN = [ERV - P]
                                             -------
                                                P

       Where:   ERV   = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period, assuming reinvestment of all dividends and distributions

                 P    = hypothetical initial payment of $1,000

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the payment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not indicative of future results and do not take into account Federal, state and local taxes, if any, that shareholders must pay on a current basis.

Since performance will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time.


For the following periods ended December 31, 2000, the average annual total returns for the Funds were as follows:

============================================== ========== ========== ===========
                                                                     Since
FUND                                           1 Year     5 Year     Inception
============================================== ========== ========== ===========
Kelmoore Strategy(R) Variable Fund              N/A        N/A        0.30%
---------------------------------------------- ---------- ---------- -----------
Kelmoore Strategy(R) Variable Eagle Fund        N/A        N/A        0.30%
---------------------------------------------- ---------- ---------- -----------

* The Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund each commenced operations on November 27, 2000. Returns not annualized.


Comparing Performance. Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Barron's, Business Week, Changing Times, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, The Kiplinger's Magazine, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women.

                              FINANCIAL STATEMENTS


Reports to Shareholders. Shareholders and Variable Contract owners will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants. The audited financial statements and notes thereto for the Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund contained in the Annual Report to Shareholders dated December 31, 2000, are incorporated by reference into this Statement of Additional Information and have been audited by PricewaterhouseCoopers LLP whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein.

                     THE KELMOORE STRATEGY(R) VARIABLE TRUST
                           PART C - OTHER INFORMATION


Item 23. EXHIBITS:

(a) Trust Instrument is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on October 13, 1999.

(b) By-Laws are incorporated by reference to Registrant's Registration Statement on Form N-1A filed on October 13, 1999.

(c)      Not Applicable.

(d) Investment Advisory Agreement between The Kelmoore Strategy(R) Variable Trust and Kelmoore Investment Company, Inc., as amended, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 3, 2000.

(e) Distribution Agreement between The Kelmoore Strategy(R) Variable Trust and Kelmoore Investment Company, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 3, 2000.

(f)      Not Applicable.

(g) Custodian Services Agreement between The Kelmoore Strategy(R) Variable Trust and PFPC Trust Company is filed herewith.

(h)      (1)      Transfer Agency Services Agreement is filed herewith.
         (2)      Form of Distribution and Services Agreement is filed herewith.
         (3)      Administration and Accounting Services Agreement is filed
                  herewith.
         (4)      Participation Agreement is filed herewith.

(i)      Consent of Sutherland Asbill & Brennan LLP, Trust Counsel.

(j)      Consent of PricewaterhouseCoopers LLP, independent auditors.

(k)      Not Applicable.

(l)      Not Applicable.

(m) Distribution Plan Pursuant to Rule 12b-1 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 3, 2000.

(n)      Not Applicable.

(p) Code of Ethics of the Trust and the principal underwriter is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 3, 2000.

(q) Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 3, 2000.

Item 24. Persons Controlled by or under Common Control with Registrant.

         Not Applicable.

Item 25. Indemnification.

         Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Trust Instrument and By-Laws which are incorporated herein by reference and to the Participation agreement filed herewith. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

         Kelmoore Investment Company, Inc. (the "Adviser") is primarily engaged in the brokerage and investment advisory business. The Adviser serves as investment adviser to the Funds and to Kelmoore Strategy(R) Fund, Kelmoore Strategy(R) Eagle Fund and the Kelmoore Strategy(R) Liberty Fund, each series of an open-end investment management company, Kelmoore Strategic Trust.

         For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, please refer to the Adviser's Form ADV (File #801-53123) filed with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, and incorporated herein by reference.

Item 27. Principal Underwriters.


         (a) The Adviser also serves as the distributor of the shares of the Kelmoore Strategy(R) Fund, Kelmoore Strategy(R) Eagle Fund and the Kelmoore Strategy(R) Liberty Fund, each series of an open-end investment management company, Kelmoore Strategic Trust. The Adviser also currently acts as the principal underwriter for Kelmoore Covered Writing Fund, K2 LP, a California Limited Partnership.


         (b) The following table sets forth information concerning each director and officer of the Adviser.

Name and Principal      Positions and Offices              Positions and Offices
Business Address        with Underwriter                   with Registrant
----------------        ----------------                   ---------------
Ralph M. Kelmon, Jr.    Chairman of the Board and Chief    None
                        Executive Officer

Michael Romanchak       Director and President of          Chairman of the
                        Institutional Sales                Board of Trustees

David R. Moore          Director                           None

A. Duncan King          Director                           None

Norman H. Moore, Jr.    Vice President - Administration;   None
                        Corporate Secretary and Chief
                        Compliance Officer

Norman H. Moore         Director                           None

Matthew Kelmon          Vice President of Trading          None

Thomas W. Killilea      Director and Vice Chairman         None

Scott Rodde             Director                           None

Tamara Beth Heiman      Executive Vice President and       Secretary
                        Director of Marketing

Shawn K. Young          Treasurer and Chief Financial      President and
                        Officer                            Treasurer

* All addresses are 2471 East Bayshore Road, Suite 501, Palo Alto, CA 94303 unless otherwise indicated.

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         The accounts, books, or other documents required to be maintained by Registrant under Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

         (1)      Kelmoore Investment Company, Inc.
                  2471 E. Bayshore Road
                  Suite 501
                  Palo Alto, CA 94303
                  (records relating to function as investment adviser and distributor to the Funds)

         (2)      PFPC Inc.
                  3200 Horizon Drive
                  P.O. Box 61503
                  King of Prussia, PA 19406-0903
                  (records relating to function as transfer agent and administrator)


         (3)      PFPC Trust Company
                  The Eastwick Center
                  8800 Tinicum Boulevard
                  Philadelphia, PA 19153
                  (records relating to function as custodian)


Item 29. Management Services. Not Applicable.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the eligibility requirements of Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Palo Alto and the State of California on this 27th day of April, 2001.


                              THE KELMOORE STRATEGY(R) VARIABLE TRUST
                              (Registrant)


                              /s/ Shawn K. Young, CPA
                              -----------------------
                              By: Shawn K. Young, CPA, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement of The Kelmoore Strategy(R) Variable Trust has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                      TITLE                         DATE

*/s/ Michael Romanchak
 ---------------------
  Michael Romanchak            Chairman of the Board         April 27, 2001

*/s/ Shawn K. Young, CPA       President, Treasurer and
 -----------------------       Trustee
  Shawn K. Young                                             April 27, 2001

*/s/ R. Michael Law
 ------------------
  R. Michael Law               Trustee                       April 27, 2001

*/s/ Michael Stepanian
 ---------------------
  Michael Stepanian            Trustee                       April 27, 2001

*/s/ Robert T. Lanz
 ------------------
  Robert T. Lanz               Trustee                       April 27, 2001

*By: /s/ Shawn K. Young
     ------------------
Shawn K. Young
Attorney-In-Fact

                     THE KELMOORE STRATEGY(R) VARIABLE TRUST

                            EXHIBIT INDEX TO PART "C"

                                       OF

                             REGISTRATION STATEMENT



ITEM NO. DESCRIPTION

23(g)        Custodian Services Agreement

23(h) (1)    Transfer Agency Services Agreement
      (2)    Form of Distribution and Services Agreement
      (3)    Administration and Accounting Services Agreement
      (4)    Participation Agreement

23(i)        Consent of Sutherland Asbill & Brennan LLP.

23(j)        Consent of PricewaterhouseCoopers LLP.